Capital and reserves - Summary Of Movements In GHI and GHL (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A ordinary shares
Disclosure of classes of share capital [line items]
In issue at January 1 (in shares)	3,813,341	3,736,078	3,619,098
Issued for acquisition of non-controlling interests (in shares)	121,450	6,901	77,170
Restricted ordinary shares (in shares)	0	0	0
Issued in relation to business combination (in shares)	0	0	8,194
Restricted share units vested (in shares)	59,329	53,416	24,227
Exercise of share options (in shares)	6,964	2,399	2,819
Issued under equity stock purchase plan (in shares)	4,159	5,153	0
Repurchase and retirement of ordinary shares (in shares)	(67,462)	0	0
Conversion of Class B ordinary shares to Class A ordinary shares (in shares)	(12,718)	(9,394)	(4,570)
Canceled or forfeited restricted ordinary shares (in shares)	0	0	0
In issue at December 31 (in shares)	3,950,499	3,813,341	3,736,078
Restricted ordinary shares issued but not fully vested (in shares)	0	0	0
In issue at December 31 – fully paid (in shares)	3,950,499	3,813,341	3,736,078
Number of shares authorised (in shares)	49,500,000	49,500,000	49,500,000
Class B ordinary shares
Disclosure of classes of share capital [line items]
In issue at January 1 (in shares)	120,403	125,780	122,882
Issued for acquisition of non-controlling interests (in shares)	0	0	0
Restricted ordinary shares (in shares)	4,920	0	0
Issued in relation to business combination (in shares)	0	0	0
Restricted share units vested (in shares)	7,194	4,498	112
Exercise of share options (in shares)	0	0	7,356
Issued under equity stock purchase plan (in shares)	0	0	0
Repurchase and retirement of ordinary shares (in shares)	0	0	0
Conversion of Class B ordinary shares to Class A ordinary shares (in shares)	(12,718)	(9,394)	(4,570)
Canceled or forfeited restricted ordinary shares (in shares)	0	(481)	0
In issue at December 31 (in shares)	119,799	120,403	125,780
Restricted ordinary shares issued but not fully vested (in shares)	(4,920)	(10,337)	(21,635)
In issue at December 31 – fully paid (in shares)	114,879	110,066	104,145
Number of shares authorised (in shares)	500,000	500,000	500,000